Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows [Line Items]
Cash proceeds	$ 767
Outflows related to cash and cash equivalents	276
Cash and cash equivalents not available for general use by the Group	19,118	$ 16,584	$ 11,996
Restricted cash and cash equivalents	5,169	4,730	4,944
Assets placed with central banks to meet local statutory minimum reserve requirement	13,950	11,855	7,052
Money market paper in financial assets at fair value not held for trading	2,779	2,589	6,345
Money market paper in other financial assets measured at amortized cost	437	402	415
Money market paper in financial assets at fair value held for trading	8	126	259
Non-core and Legacy
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 780	$ 13,210	$ 4,289